UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22755

                          LOCALSHARES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Address of principal executive offices)

                             Elizabeth S. Courtney
                          LocalShares Investment Trust
                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-615-327-4776

                       Date of Fiscal Year End: APRIL 30

            Date of Reporting Period: JULY 31, 2014 TO JUNE 30, 2015

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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
AAC HOLDINGS, INC.
 SECURITY ID: 000307108 TICKER: AAC
 Meeting Date: 18-May-11
 1  proposal to approve the AAC Holdings employee stock
      purchase plan                                      Management        For          Voted - For
 2  proposal to ratify the appointment of BDO USA, LLP
      as independent registered public accounting firm
      for the fiscal year ending 12/31/15                Management        For          Voted - For
 3  proposed directors recommended for election          Management        For          Voted - For
BROOKDALE SENIOR LIVING
 SECURITY ID: 112463104 TICKER: BKD
 Meeting Date: 29-Jun-11
 1  Approval of directors                                Management        For          Voted - For
 2  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm      Management        For          Voted - For
 3  Approve named executive officer compensation         Management        For          Voted - For
COMMUNITY HEALTH SYSTEMS, INC
 SECURITY ID: 203668108 TICKER: CYH
 Meeting Date: 18-May-11
 1  Election of directors                                Management        For          Voted - For
 2  Ratify appointment of Deloitte & Touche LLP as
      independent registered public accounting firm      Management        For          Voted - For
 3  Amendment of the company's clawback policy           Management        Against      Voted - Against
 4  Proposal regarding stockholder proxy access          Management        Against      Voted - Against
CORRECTIONS CORP OF AMERICA
 SECURITY ID: 22025Y407 TICKER: CCA
 Meeting Date: 13-May-11
 1  Board of Directors vote                              Management        For          Voted - For
 2  Ratification of appointment of Earnst & Young as
      independent registered public account firm         Management        For          Voted - For
 3  Approval of compensation of named executive officers Management        For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                             PROPOSED BY       MGT. POSITION REGISTRANT VOTED
CUMBERLAND PHARMACEUTICALS
 SECURITY ID: 230770109 TICKER: CPIX
 Meeting Date: 27-Apr-11
 1  Approval of directors                             Management           For          Voted - For
 2  Ratify appointment of KPMG LLP as independent
      registered public accounting firm               Management           For          Voted - For
GENESCO, INC.
 SECURITY ID: 371532102 TICKER: GCO
 Meeting Date: 24-Jun-11
 1  Approval of board of directors                    Management           For          Voted - For
 2  Vote on executive compensation                    Management           For          Voted - For
 3  Ratification of independent registered public
      accounting firm                                 Management           For          Voted - For
HCA HOLDINGS, INC.
 SECURITY ID: 40412C101 TICKER: HCA
 Meeting Date: 29-Apr-11
 1  Approval of board of directors                    Management           For          Voted - For
 2  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm   Management           For          Voted - For
 3  Approve named executive officer compensation      Management           For          Voted - For
HEALTHCARE REALTY TRUST INC.
 SECURITY ID: 421946104 TICKER: HR
 Meeting Date: 11-May-11
 1  Approval to declassify the Company's Board of
      Directors                                       Management           For          Voted - For
 2  Ratify appointment of BDO USA, LLP as independent
      registered public Accounting firm               Management           For          Voted - For
 3  Approve compensation of named executive officers  Management           For          Voted - For
 4  Approve stock incentive plan                      Management           For          Voted - For


HEALTHSTREAM INC.

SECURITY ID: 42222N103 TICKER: HSTM

Meeting Date: 27-May-11




1   Approve named board of directors Management For Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
 2  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm      Management        For          Voted - For
 3  Approve compensation of named executive officers     Management        For          Voted - For
HEALTHWAYS INC.
 SECURITY ID: 422245100 TICKER: HWAY
 Meeting Date: 18-May-11
 1  Approve election of named board of directors         Management        For          Voted - For
 2  Approve executive compensation                       Management        For          Voted - For
 3  Ratify appointment of Price Waterhouse Cooper as
      independent registered public accounting firm      Management        For          Voted - For
 4  Approve 2014 amended and restated stock incentive
      plan                                               Management        For          Voted - For
KIRKLAND'S, INC.
 SECURITY ID: 497498105 TICKER: KIRK
 Meeting Date: 03-Jun-11
 1  Vote for directors                                   Management        For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Management        For          Voted - For
 3  Approval of compensation of named executive officers Management        For          Voted - For
 4  Amendment of emended and restated charter to adopt
      majority voting in uncontested director elections  Management        For          Voted - For
LIFEPOINT HOSPITALS, INC
 SECURITY ID: 53219L109 TICKER: LPNT
 Meeting Date: 01-Jun-11
 1  Approval of named board of directors                 Management        For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Management        For          Voted - For
 3  Approve compensation of named executive officers     Management        For          Voted - For
 4  Approval of company's 2013 long-term incentive plan  Management        For          Voted - For
NATIONAL HEALTH INVESTORS INC.
 SECURITY ID: 63633D104 TICKER: NHI
 Meeting Date: 06-May-11
 1  Election of director Robert T. Webb                  Management        For          Voted - For
 2  Approve 1st amendment to 2012 stock inventive plan   Management        For          Voted - For
 3  Approve compensation of named executive officers     Management        For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                           PROPOSED BY         MGT. POSITION REGISTRANT VOTED
 4  Ratify selection of BDO USA, LLP as independent
      registered public accounting firm             Management             For          Voted - For
NORANDA ALUMINUM HOLDING CORP
 SECURITY ID: 65542W107 TICKER: NOR
 Meeting Date: 13-May-11
 1  Approval of board of directors                  Management             For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm    Management             For          Voted - For
RYMAN HOSPITALITY PROPERTIES, INC
 SECURITY ID: 78377T107 TICKER: RHP
 Meeting Date: 06-May-11
 1  Election of directors                           Management             For          Voted - For
 2  Approval of executive compensation              Management             For          Voted - For
 3  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm Management             For          Voted - For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LOCALSHARES INVESTMENT TRUST

By: /S/ ELIZABETH S. COURTNEY
    ---------------------------------------------
    ELIZABETH S. COURTNEY
    CHAIRMAN OF THE BOARD,
    PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)
    & TREASURER (PRINCIPAL FINANCIAL OFFICER AND
    PRINCIPAL ACCOUNTING OFFICER)
    Date: August 26, 2015